INCOME TAXES (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
INCOME TAXES
8.	INCOME TAXES

Corporate income taxes are calculated on taxable profits in accordance with the Brazilian income tax legislation at the rate of 25% (income tax) and 9% (social contribution).   Carryforward tax losses are allowed to be offset against future periods taxable income and are not subjected to prescriptive terms, but are restricted to 30% of taxable income of each year.

Taxes and social charges are subject to the review of the Brazilian authorities for final assessment.